COMMITMENTS	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
7. COMMITMENTS

Capital Commitments

The Company purchased property, plant and equipment which the payment was due within one year. As of December 31, 2014 and 2013, the Company has capital commitments of $499,929 and $0, respectively.

Operation Commitments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory, as well as hardware trading platform as of December 31, 2014 are payable as follows:

Year ending December 31, 2015	$236,596

Year ending December 31, 2016	89,591

Year ending December 31, 2017	-

Total	$326,187

Rental expenses of the Company were $219,183 and $79,116 for the years ended December 31, 2014 and 2013 respectively.